Economic Activity - Disclosure of Detailed Information About Business Combination for Entities (Detail) - Entities [Member] - PEN (S/) S/ in Thousands	Oct. 05, 2022	Dec. 31, 2022
Disclosure of detailed information about business combination [line items]
Consideration transferred in cash	S/ 2,589,679	S/ 2,589,679
Cash and cash equivalents from the entities	(17,792)
Net cash flows incurred	S/ 2,571,887